ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

6.                                      ACCOUNTS RECEIVABLE

Accounts receivable, net consists of:

	As of December 31,
	2011	2012

Billed receivable	$43,143	$106,882
Unbilled receivable	22,272	140,197
	65,415	247,079
Less: Allowance for doubtful accounts	4,002	16,386
	$61,413	$230,693

Revenue in excess of billings is recorded as unbilled receivable and included in accounts receivable.  These amounts become billable according to the contract terms.

Movement of the allowance for doubtful accounts are as follows:

	As of December 31,
	2010	2011	2012

Balance at the beginning of the year	$220	$3,698	$4,002
Acquired as a result of merger with VanceInfo (note)	—	—	10,197
Allowance for doubtful accounts	3,597	477	5,153
Write off	(126)	(388)	(2,751)
Foreign currency translation adjustments	7	215	(215)
Balance at the end of the year	$3,698	$4,002	$16,386

Note: This represents the fair value adjustment to the acquisition date accounts receivable.